Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
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Cash and cash equivalents
5
Cash and cash equivalents

	June 30, 2023	December 31, 2022
(in $ millions)	$	$
Short-term deposits	362	504
Cash at banks and on hand	1,920	1,448
Cash and cash equivalents in the statement of financial position	2,282	1,952
i)
Term deposits classification as cash equivalents or other investments

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

Term deposits that exceed that maturity are classified as “Other investments”. A net amount of $2,626 million has been placed in such term deposits during the six months ended June 30, 2023.

ii)
Restricted cash

Cash and cash equivalents include balances of $183 million (six months ended 30 June 2022: $166 million) held by subsidiaries that operate in countries where legal restrictions apply when the balances are not available for general use by the parent or other subsidiaries.